Defined Asset Funds[SM]                                Select Series 1999
                                                       Capital Appreciation
                                                       Quantitative
                                                       C

                                                              IRA Ideal!


                                     Merrill Lynch
                                     100 Technology
                                         Index



                       Defined
                       Technology
                       Portfolio[SM]






                                                        [ML logo] Merrill Lynch

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Merrill Lynch
100 Technology
    Index


The Merrill Lynch 100 Technology Index (ML 100 Index) is a benchmark for technology stocks. It offers a cross section of 100 highly-capitalized technology stocks, covering important areas of this sector such as computer software, semiconductors, telecommunications equipment, electronic data processing and the Internet. The ML 100 Index also includes American Depositary Receipts (ADRs) for international exposure. The ML 100 Index follows strict quantitative rules to minimize subjectivity in stock selection, and only includes stocks that have been tested for liquidity. You can follow the ML 100 Index on the American Stock Exchange using symbol MLO.

The Technology Sector o It has been considered an investment only for those with the most robust of temperaments. This sector has shown Wall Street lofty highs and humble lows, but we believe the technology sector offers great potential for the future. Defined Asset Funds[SM] gives you a convenient way to invest in the promise of technology with the . . .

                       Defined Technology Portfolio[SM]

Why Technology Now?

Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without on line services and networking capabilities? While technology companies have seen ups and downs, it's an industry that continues to redefine the way we live. Although a number of stocks


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represented in the Index have seen wide variations in performance over the last several years and others are recent I.P.O.s, this sector continues to have a long-term and growing impact on our future.

The Enhanced Index Strategy

The Defined Technology Portfolio offers you capital appreciation potential with a diversified portfolio of technology stocks. By applying a Rebalancing Model to the Merrill Lynch 100 Technology Index (ML 100 Index), this Portfolio, which is held for about one year, seeks to out-perform the Index by reweighting each stock to increase potential return.

The Portfolio follows a disciplined "buy and hold" strategy for index enhancement. It rebalances the Index to pursue enhanced returns without increasing risk.

Each year, Defined Asset Funds intends to apply the Rebalancing Model to the ML 100 Index to create a new Portfolio. You can choose to roll your investment into a new Defined Technology Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

If your view of this industry sector should change, Defined Asset Funds offers you the flexibility to exchange your investment for another Equity Investor Portfolio at a reduced sales charge.

The Rebalancing Model

Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. Dr. Tew, as Portfolio Consultant for the Defined Technology Portfolio, works with Defined Asset Funds to apply the following stock selection process:

Define the Universe

We begin by defining the universe of stocks. In this case, the ML 100 Index is used for its diversification within the technology sector, as well as its screening for more highly capitalized stocks.

Reweight the Index


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Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other and reduce volatility.

Construct an Enhanced Portfolio

The ML 100 Index is then balanced, stock by stock, from most attractive to least attractive. Stocks that are considered most attractive, those with the best prices relative to potential performance, are the most heavily weighted. Stocks with less attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio

Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio.

Past Performance of Prior Defined Technology Portfolio

Past Performance is no guarantee of future results.

                     Series From Inception Through 8/25/99
                         (including annual rollovers)
                     -------------------------------------
                     Inception       Series         Return
                     8/25/99             I          74.81%

The chart above shows total return which represents price changes plus dividends, divided by the initial public offering price, and reflects maximum sales charges and expenses.

                    THE MERRILL LYNCH 100 TECHNOLOGY INDEX*

Company                                                                Symbol

1        3Com Corporation                                              COMS
2.       Adaptec, Inc.                                                 ADPT
3.       ADC Telecommunications, Inc.                                  ADCT
4.       Adobe Systems, Inc.                                           ADBE
5.       Advanced Micro Devices, Inc.                                  AMD
6.       Alcatel+                                                      ALA


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7.       Altera Corporation                                            ALTR
8.       Amazon.com, Inc.                                              AMZN
9.       America Online, Inc.                                          AOL
10.      American Power Conversion Corporation                         APCC
11.      Analog Devices, Inc.                                          ADI
12.      Apple Computer, Inc.                                          AAPL
13.      Applied Materials, Inc.                                       AMAT
14.      ASM Lithography Holding N.V.+                                 ASML
15.      At Home Corporation (Series A)                                ATHM
16.      Autodesk, Inc.                                                ADSK
17.      Automatic Data Processing, Inc.                               AUD
18.      Baan Company, N.V.+                                           BAANF
19.      BMC Software, Inc.                                            BMCS
20.      Broadcom Corporation (Class A)                                BRCM
21.      Cadence Design Systems, Inc.                                  CDN
22.      Ceridian Corporation                                          CEN
23.      Cisco Systems, Inc.                                           CSCO
24.      Citrix Systems, Inc.                                          CTXS
25.      Compaq Computer Corporation                                   CPQ
26.      Computer Associates International, Inc.                       CA
27.      Computer Sciences Corporation                                 CSC
28.      Compuware Corporation                                         CPWR
29.      Dell Computer Corporation                                     DELL
30.      eBay, Inc.                                                    EBAY
31.      E*TRADE Group, Inc.                                           EGRP
32.      ECI Telecommunications Limited+                               ECIL
33.      Electronic Arts, Inc.                                         ERTS
34.      Electronic Data Systems Corporation                           EDS
35.      EMC Corporation                                               EMC
36.      First Data Corporation                                        FDC
37.      Fiserv, Inc.                                                  FISV
38.      Gartner Group, Inc. (Class A)                                 IT
39.      Gateway, Inc.                                                 GTW
40.      General Instrument Corporation                                GIC
41.      Hewlett-Packard Company                                       HWP
42.      Inkotomi Corporation                                          INKT
43.      Intel Corporation                                             INTC
44.      International Business Machines Corporation                   IBM
45.      Intuit, Inc.                                                  INTU
46.      Iomega Corporation                                            IOM
47.      Jabil Circuit, Inc.                                           JBL
48.      J.D. Edwards & Company                                        JDEC
49.      JDS Uniphase Corporation                                      JSDU



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50.      Keane, Inc.                                                   KEA
51.      KLA-Tencor Corporation                                        KLAC
52.      Lexmark International Group, Inc. (Class A)                   LXK
53.      Linear Technology Corporation                                 LLTC
54.      LSI Logic Corporation                                         LSI
55.      Lucent Technologies, Inc.                                     LU
56.      Maxim Integrated Products, Inc.                               MXIM
57.      Micron Technology, Inc.                                       MU
58.      Microsoft Corporation                                         MSFT
59.      Molex, Inc.                                                   MOLX
60.      Motorola, Inc.                                                MOT
61.      National Semiconductor Corporation                            NSM
62.      Network Appliance, Inc.                                       NTAP
63.      Network Associates, Inc.                                      NETA
64.      Newbridge Networks Corporation+                               NN
65.      Nextel Communications, Inc.                                   NXTL
66.      Nokia Corporation+                                            NOK
67.      Nortel Networks Corporation+                                  NT
68.      Novell, Inc.                                                  NOVL
69.      Oracle Corporation                                            ORCL
70.      Parametric Technology Corporation                             PMTC
71.      Paychex, Inc.                                                 PAYX
72.      PeopleSoft, Inc.                                              PSFT
73.      Philips Electronics N.V.                                      PHG
74.      QUALCOMM, Inc.                                                QCOM
75.      Quantum Corporation - DLT & Storage Systems                   DSS
76.      Rational Software Corporation                                 RATL
77.      RealNetworks, Inc.                                            RNWK
78.      Sanmina Corporation                                           SANM
79.      SAP AG+                                                       SAP
80.      SCI Systems, Inc.                                             SCI
81.      Seagate Technology, Inc.                                      SEG
82.      Siebel Systems, Inc.                                          SEBL
83.      Silicon Graphics, Inc.                                        SGI
84.      Solectron Corporation                                         SLR
85.      Sterling Commerce, Inc.                                       SE
86.      STMicroelectronics N.V.+                                      STM
87.      Storage Technology Corporation                                STK
88.      Sun Microsystems, Inc.                                        SUNW
89.      Synopsys, Inc.                                                SNPS
90.      Tech Data Corporation                                         TECD
91.      Telefonaktiebolaget LM Ericsson+                              ERICY
92.      Tellabs, Inc.                                                 TLAB



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93.      Teradyne, Inc.                                                TER
94.      Texas Instruments, Inc.                                       TXN
95.      Unisys Corporation                                            UIS
96.      VERITAS Software Corporation                                  VRTS
97.      Vitesse Semiconductor Corporation                             VTSS
98.      Xerox Corporation                                             XRX
99.      Xilinx, Inc.                                                  XLNX
100.     Yahoo! Inc.                                                   YHOO

*        Index as of 8/27/99.
+ The issuer is a foreign corporation; any dividends will be subject to withholding taxes.

Defined Asset Funds[SM]

Buy with Knowledge o Hold with Confidence

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



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Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Invest in Technology Today!

You can get started with the Defined Technology Portfolio for about $250. Call your Financial Consultant for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.


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o   There can be no assurance that the Portfolio will meet its objective.

o The Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

o The Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility; therefore, it may be considered speculative.

o The Portfolio consists exclusively of stocks from the technology sector and should not be considered a complete investment program.

o The Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year whether or not reinvested. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                           As a % of Public          Amount Per
                                           Offering Price            1,00 Units
------------------------------------------------------------------------------


Initial Sales Charge                            1.00%                $10.00
Deferred Sales Charge                           1.75%                $17.50
                                             ================================

Maximum Sales Charge                            2.75%                $27.50

Estimated Annual Expenses
 (as a % of net assets)                         0.187%               $ 1.85


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Estimated Organization Costs                                           $ 1.54
-------------------------------------------------------------------------------

If you sell your units before the termination date, the remaining balance of your deferred sales charge, along with the estimated costs of selling Portfolio securities, will be deducted from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived.
You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

Amount                                       Total Sales Charge as a % of
Purchased                                         Public Offering Price
-------------------------------------------------------------------------------
Less than $50,000                                        2.75%
$50,000 to $99,999                                       2.50%
$100,000 to $249,999                                     2.00%
$250,000 to $999,999                                     1.75%
$1,000,000 to $4,999,999                                 1.00%
$5,000,000 or more                                       0.60%
-------------------------------------------------------------------------------

The information is this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

                                                                   70116BR-8/99

   (C)1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SPIC.



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